Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 55,253,000	$ 25,600,864	$ 16,788,608
Restricted cash	65,526,000	20,056,052	19,190,095
Total cash, cash equivalents, and restricted cash	120,779,000	45,656,916	35,978,703
Finance receivables, net	296,381,000
Finance receivables at amortized cost, net	132,000	222,243,000
Finance receivables	132,000	222,242,729	237,014,217
Debt issuance costs, net	1,786,000	2,597,582	1,987,188
Property, equipment and software, net	12,558,000	10,558,429	6,570,361
Other assets	5,599,000	4,787,156	5,078,090
Total assets	437,235,000	285,842,812	286,628,559
Liabilities:
Accounts payable	627,000	1,379,985	4,750,363
Accrued expenses	28,622,000	22,785,128	15,557,270
Reserve for repurchase liability		4,240,408	4,977,603
Secured borrowing payable held by variable interest entity	17,649,000	16,024,578	17,407,874
Senior debt, net	206,644,000	131,726,397	202,487,914
Subordinated debt - related party		4,000,000	4,000,000
Other debt	6,354,000	6,354,000
Total liabilities	259,896,000	186,510,496	249,181,024
Commitments and contingencies (Note 11)
Members' equity:
Preferred units	6,660,000	6,659,814	6,659,814
Additional paid in capital	581,000	352,380	208,132
Retained earnings	170,098,000	92,320,122	30,579,589
Total members' equity	177,339,000	99,332,316	37,447,535
Total liabilities and members' equity	$ 437,235,000	$ 285,842,812	$ 286,628,559